Schedule of contributed surplus (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Share Capital
Balance, beginning of period	$ 28,009	$ 26,985	$ 26,985
Share-based compensation	146	$ 389	487
Issuance costs			103
Exercise of warrants			434
RSU and options surrenders	(1,780)
Balance, end of period	$ 26,375		$ 28,009